Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 17,484	$ 10,163
Trade and other receivables	4,467	4,032
Inventories	10,008	8,243
Prepaids and deposits	2,938	1,074
Other current assets		518
Total current assets	34,897	24,030
Non-current assets
Mineral properties, plant and equipment	38,990	30,303
Right-of-use assets	215	125
Non-Current	866	690
Total assets	74,968	55,148
Current liabilities
Accounts payable and accrued liabilities	7,233	4,490
Lease liabilities	114	40
Debt	6,332	10,058
Related party loans	17,055	22,023
Current liabilities before derivative financial instrument	30,734	36,611
Derivative financial instrument - special warrants	20,717
Total current liabilities	51,451	36,611
Non-current liabilities
Lease liabilities	113	87
Debt	2,777
Reclamation and remediation provision	16,843	15,447
Total liabilities	71,184	52,145
Equity attributable to shareholders of the Company
Share capital	60,548	59,813
Reserves	5,093	4,971
Deficit	(61,857)	(61,781)
Total equity	3,784	3,003
Total liabilities and shareholders’ equity	$ 74,968	$ 55,148